Inventory (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 0	$ 13
Finished goods	25	4
Total inventory	$ 25	$ 17